Business segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest income	$ 192,437		$ 157,427		$ 119,478
Interest expense	(87,460)		(54,717)		(44,975)
Net interest income	104,977		102,710		74,503
Net other income	26,828	[1]	36,103	[1]	2,262	[1]
Operating expenses	(55,814)		(50,087)		(42,218)
Net operating income	75,991	[2]	88,726	[2]	34,547	[2]
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389		(4,393)		4,835
Recoveries, net of impairment of assets	0		(57)		233
Net income (loss)	93,325		83,856		39,821
Net income (loss) attributable to the redeemable noncontrolling interest	293		676		(2,423)
Net income attributable to Bladex - business segment	88,087		83,600		42,038
Other income unallocated - Gain on sale of premises and equipment	5,626		0		0
Discontinued operations	(681)	[2]	(420)	[2]	206	[2]
Net income attributable to Bladex	93,032		83,180		42,244
Total assets and contingencies (end of period balances):
Interest-earning assets	6,743,769	[3],[4]	6,380,057	[3],[4]	5,100,791	[3],[4]
Other assets and contingencies	237,077	[5]	364,016	[5]	382,437	[5]
Third party participation	(3,384)		(5,547)		(18,950)
Total interest-earning assets, other assets and contingencies	6,977,462		6,738,526		5,464,278
Commercial Portfolio Segment [Member]
Interest income	183,365	[6]	140,697	[6]	104,822	[6]
Interest expense	(73,398)	[6]	(58,969)	[6]	(50,306)	[6]
Net interest income	109,967	[6]	81,728	[6]	54,516	[6]
Net other income	12,216	[1],[6]	11,001	[1],[6]	10,306	[1],[6]
Operating expenses	(38,322)	[6]	(34,895)	[6]	(28,304)	[6]
Net operating income	83,861	[2],[6]	57,834	[2],[6]	36,518	[2],[6]
Reversal of provision (provision) for loans and off-balance sheet credit losses	12,389	[6]	(4,393)	[6]	4,835	[6]
Recoveries, net of impairment of assets	0	[6]	(57)	[6]	233	[6]
Net income attributable to Bladex	96,250	[6]	53,384	[6]	41,586	[6]
Total assets and contingencies (end of period balances):
Interest-earning assets	5,708,456	[3],[4],[6]	4,982,876	[3],[4],[6]	4,059,943	[3],[4],[6]
Other assets and contingencies	237,077	[5],[6]	364,016	[5],[6]	382,437	[5],[6]
Total interest-earning assets, other assets and contingencies	5,945,533		5,346,892		4,442,380
Treasury Segment [Member]
Interest income	9,072	[6]	16,730	[6]	14,656	[6]
Interest expense	(14,062)	[6]	4,252	[6]	5,331	[6]
Net interest income	(4,990)	[6]	20,982	[6]	19,987	[6]
Net other income	14,612	[1],[6]	25,102	[1],[6]	(8,044)	[1],[6]
Operating expenses	(17,492)	[6]	(15,192)	[6]	(13,914)	[6]
Net operating income	(7,870)	[2],[6]	30,892	[2],[6]	(1,971)	[2],[6]
Reversal of provision (provision) for loans and off-balance sheet credit losses	0	[6]	0	[6]	0	[6]
Net income (loss)	(7,870)	[6]	30,892	[6]	(1,971)	[6]
Net income (loss) attributable to the redeemable noncontrolling interest	293	[6]	676	[6]	(2,423)	[6]
Net income attributable to Bladex	(8,163)	[6]	30,216	[6]	452	[6]
Total assets and contingencies (end of period balances):
Interest-earning assets	1,035,313	[3],[4],[6]	1,397,181	[3],[4],[6]	1,040,848	[3],[4],[6]
Third party participation	(3,384)	[6]	(5,547)	[6]	(18,950)	[6]
Total interest-earning assets, other assets and contingencies	$ 1,031,929	[6]	$ 1,391,634	[6]	$ 1,021,898	[6]

[1]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[2]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[3]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[4]	Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.
[5]	Includes customers' liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.
[6]	The numbers set out in these tables have been rounded and accordingly may not total exactly.